Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	10 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended
	Feb. 26, 2024	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2025	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000247041
Account Value [Line Items]
Line Graph and Table Measure Name				Swan Enhanced Dividend Income ETF
Accumulated Value	$ 10,000	$ 10,194	$ 10,354		$ 11,097	$ 11,184	$ 11,131	$ 11,507	$ 12,082	$ 12,405
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,380	10,824		11,461	11,737	11,236	12,466	13,478	13,836
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name				CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Accumulated Value	$ 10,000	$ 10,263	$ 10,415		$ 10,992	$ 11,628	$ 11,269	$ 11,482	$ 11,888	$ 12,664